JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.3% (a)
Alabama — 2.5%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	268
Rev., 5.00%, 7/1/2028	350	381
Rev., 5.00%, 7/1/2029	375	415
Rev., 5.00%, 7/1/2030	250	281
Rev., 5.00%, 7/1/2031	175	196
Rev., 5.00%, 7/1/2032	150	168
Rev., 5.00%, 7/1/2033	325	364
Rev., 5.00%, 7/1/2034	375	418
Black Belt Energy Gas District Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	6,515	6,443
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 4.18%, 6/8/2023 (c)	7,500	7,488
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 6/1/2027	1,300	1,357
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,463
Series 2022C-1, Rev., 5.25%, 12/1/2027	1,165	1,220
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (b)	1,000	989
City of Huntsville Series 2017D, GO, 5.00%, 11/1/2024	125	128
City of Montgomery Series 2020, GO, 4.00%, 2/1/2025	100	101
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,531
Total Alabama		26,211
Alaska — 0.7%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2028	1,230	1,341
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,413
Series 1, Rev., 5.00%, 12/1/2030	875	983
Borough of Matanuska-Susitna Series 2007A, GO, NATL-RE, 5.00%, 4/1/2025	100	103
Borough of North Slope, General Purpose Series 2021C, GO, 4.00%, 6/30/2025	2,500	2,538
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	503
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	145	148
Total Alaska		7,029
Arizona — 3.4%
Arizona Health Facilities Authority Series 2014A, Rev., 5.00%, 1/1/2024 (d)	235	237
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,616
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	132
Arizona State University,Stimulus plan for Economic and Educational Development Series 2021, Rev., 5.00%, 8/1/2024	125	127
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	497
City of Phoenix Civic Improvement Corp.
Series 2014B, Rev., 5.00%, 7/1/2024	350	357
Series 2023, Rev., AMT, 5.00%, 7/1/2024 (e)	375	380
Series 2023, Rev., AMT, 5.00%, 7/1/2025 (e)	500	514
Series 2023, Rev., AMT, 5.00%, 7/1/2026 (e)	1,505	1,566
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,337
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (b)	5,000	5,098

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2019D, Rev., 5.00%, 5/15/2026 (b)	3,000	3,130
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	3,950
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	1,887
Maricopa County Unified School District No. 11-Peoria Series 2015, GO, AGM, 5.00%, 7/1/2024	250	254
Maricopa County Unified School District No. 41 Gilbert,Project of 2019 Series 2023C, GO, 5.00%, 7/1/2024	775	788
Salt River Project Agricultural Improvement and Power District Series 2022A, Rev., 5.00%, 1/1/2031	5,000	5,769
Tempe Industrial Development Authority, Friendship Village of Tempe Project
Series 2021C-2, Rev., 1.13%, 12/1/2026	1,470	1,351
Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,764
Total Arizona		35,754
Arkansas — 1.0%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,029
Rev., 4.00%, 6/1/2030	1,195	1,225
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	344
City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,061
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	600
Rev., 5.00%, 3/1/2026	685	710
University of Arkansas, Various Facilities Fayetteville Series 2012A, Rev., 5.00%, 5/1/2024 (d)	125	127
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	514
Rev., 5.00%, 3/1/2026	1,000	1,027
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	244
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	183
Total Arkansas		10,175
California — 11.9%
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	20,763
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,621
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (b)	7,690	7,630
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	1,931
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	280
Rev., 5.00%, 10/1/2026	150	154
Rev., 5.00%, 10/1/2027	150	156
California Municipal Finance Authority, North Bay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	501
Series 2017A, Rev., 5.00%, 11/1/2024	800	808
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (f)	1,500	1,439
California School Finance Authority Series A, Rev., 6.38%, 7/1/2025 (d) (f)	1,000	1,067
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	262
City of Chula Vista, Police Facility Project COP, 5.00%, 10/1/2023	1,000	1,005

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
City of Los Angeles Department of Airports Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,002
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., 4.00%, 5/15/2024	365	368
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	2,769
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,618
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 4/1/2025	1,500	1,521
Series 2021A, Rev., 5.00%, 10/1/2025	1,915	1,948
Series 2021A, Rev., 5.00%, 4/1/2026	1,000	1,022
Grossmont Healthcare District
Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,040
Series D, GO, 5.00%, 7/15/2026	1,225	1,274
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	5,308
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	266
Los Angeles Department of Water and Power, Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	104
Novato Unified School District
Series A, GO, 5.00%, 8/1/2025	1,500	1,532
Series A, GO, 5.00%, 8/1/2026	1,800	1,838
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,203
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,843
Port of Oakland, Intermediate Lien
Series 2021H, Rev., AMT, 5.00%, 5/1/2024 (d)	210	213
Series 2021H, Rev., AMT, 5.00%, 5/1/2024	2,725	2,753
Sacramento Municipal Utility District, Electric Series E, Rev., 5.00%, 8/15/2027	105	114
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	272
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,762
Santa Barbara Unified School District Series B, GO, 5.00%, 8/1/2026	50	53
Sequoia Union High School District Series 2014, GO, 4.00%, 7/1/2024 (d)	1,095	1,106
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,025
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	2,823
GO, 5.00%, 3/1/2026	13,210	13,628
GO, 5.00%, 9/1/2026	1,000	1,063
GO, 4.00%, 8/1/2028	4,000	4,128
GO, 4.00%, 8/1/2029	4,180	4,310
GO, 5.00%, 8/1/2029	7,830	8,343
GO, 4.00%, 8/1/2030	10,000	10,295
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	635
Rev., 5.00%, 3/1/2029	465	474
University of California Series 2023BN, Rev., 5.00%, 5/15/2033	5,000	6,069
Total California		124,339
Colorado — 1.7%
Board of Governors of Colorado State University System, Green Bond Series E-2, Rev., 5.00%, 3/1/2024	110	111
City of Longmon Series A, COP, 5.00%, 12/1/2023 (d)	100	101
Colorado Bridge Enterprise, Tax-Exempt Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,178
Colorado Health Facilities Authority, CommonSpirit Health Series B-2, Rev., 5.00%, 8/1/2026 (b)	6,300	6,483

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (d)	125	127
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 4.43%, 6/8/2023 (c)	1,500	1,500
Counties of Gunnison, Watershed School District No. 1J Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	513
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 1/15/2027	500	520
Rev., 5.00%, 7/15/2027	500	524
Rev., 5.00%, 1/15/2028	250	264
Rev., 5.00%, 7/15/2028	175	186
Rev., 5.00%, 1/15/2029	300	321
Rev., 5.00%, 7/15/2029	135	145
Rev., 5.00%, 1/15/2030	165	179
Rev., 5.00%, 7/15/2030	115	125
State of Colorado, Tax-Exempt Series 2013I, COP, 5.00%, 3/15/2024 (d)	1,405	1,422
Total Colorado		17,699
Connecticut — 1.9%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2023	400	401
Series 2021A, GO, 5.00%, 8/1/2024	400	406
Series 2021A, GO, 5.00%, 8/1/2025	425	436
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (b)	7,750	8,096
State of Connecticut
Series 2022G, GO, 5.00%, 11/15/2031	5,000	5,764
Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,060
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2021D, Rev., 5.00%, 11/1/2029	1,230	1,384
Series 2021D, Rev., 5.00%, 11/1/2030	1,825	2,081
Total Connecticut		19,628
Delaware — 0.0% ^
Delaware Transportation Authority Series 2022, Rev., 5.00%, 7/1/2024	175	178
District of Columbia — 0.2%
Metropolitan Washington Airports Authority Aviation Series 2023A, Rev., AMT, 5.00%, 10/1/2025 (e)	875	898
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2024	250	254
Series B, Rev., 5.00%, 7/1/2029	1,120	1,207
Total District of Columbia		2,359
Florida — 0.9%
Collier County Educational Facilities Authority, Ave Maria University, Inc. Project
Series 2023, Rev., 5.00%, 6/1/2028	1,000	1,030
Series 2023, Rev., 5.00%, 6/1/2029	500	519
County of Pasco Water & Sewer Series A, Rev., 5.00%, 10/1/2024	250	255
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2023	125	125
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	350	383
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	350	388

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Hillsborough County Industrial Development Authority, Tampa General Hospital Project Series 2012-A, Rev., 4.00%, 10/1/2023 (d)	1,000	1,001
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	259
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2032	1,500	1,700
Volusia County School Board
Series 2021A, COP, 5.00%, 8/1/2025	1,685	1,749
Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,124
Total Florida		9,533
Georgia — 2.2%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,035
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,036
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	103
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2023	325	325
Rev., 5.00%, 7/1/2025	250	257
Rev., 5.00%, 7/1/2026	275	287
Rev., 5.00%, 7/1/2028	375	397
Rev., 4.00%, 7/1/2032	1,000	1,003
Gordon County School District GO, 5.00%, 9/1/2027	1,000	1,083
Main Street Natural Gas, Inc., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2027 (b)	3,250	3,235
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	12,342
State of Georgia
Series 2019A, GO, 5.00%, 7/1/2024	245	250
Series F, GO, 5.00%, 7/1/2028	2,000	2,147
Total Georgia		23,500
Guam — 0.2%
Territory of Guam (Guam)
Series F, Rev., 5.00%, 1/1/2028	250	258
Series F, Rev., 5.00%, 1/1/2029	750	777
Series F, Rev., 5.00%, 1/1/2030	750	779
Series F, Rev., 5.00%, 1/1/2031	750	783
Total Guam		2,597
Hawaii — 0.1%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	703
Illinois — 9.2%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	208
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	152
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,302
GO, 4.00%, 6/1/2029	1,000	1,047
GO, 4.00%, 6/1/2030	1,285	1,345
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2027	385	337
Series 2020A, GO, Zero Coupon, 1/1/2028	570	482

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,082
Series 2020A, Rev., 5.00%, 1/1/2030	4,605	5,136
Series 2020E, Rev., 5.00%, 1/1/2031	4,620	5,157
Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,034
City of Chicago, Second Lien Waterworks Project Series 2023B, Rev., 5.00%, 11/1/2023	1,500	1,509
City of Springfield, Electric System, Senior Lien Series 2015, Rev., 5.00%, 3/1/2024	225	227
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,122
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,195
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,257
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	539
Series C, Rev., AGM, 5.00%, 12/30/2026	680	723
Series C, Rev., AGM, 5.00%, 12/30/2027	710	753
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,281
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2028	500	515
GO, 4.00%, 1/1/2029	375	390
GO, 4.00%, 1/1/2030	285	296
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	481
GO, 4.00%, 12/1/2027	490	507
GO, 4.00%, 12/1/2028	545	569
GO, 4.00%, 12/1/2029	515	539
GO, 4.00%, 12/1/2030	200	209
GO, 4.00%, 12/1/2031	820	855
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	516
Series 2019B, GO, 5.00%, 12/1/2025	515	535
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	5
Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2023	2,350	2,366
County of Cook Series 2021B, GO, 4.00%, 11/15/2027	2,425	2,498
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	338
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,316
GO, 4.00%, 1/1/2029	650	680
GO, 4.00%, 1/1/2030	600	627
GO, 4.00%, 1/1/2031	1,000	1,044
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	591
Glenview Park District
GO, 5.00%, 12/1/2026	300	321
GO, 5.00%, 12/1/2029	350	372
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,206
Illinois Finance Authority, Chicago University Series 2015A, Rev., 5.00%, 10/1/2025 (d)	6,500	6,750
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	201

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Rev., 5.00%, 10/1/2025	300	310
Rev., 5.00%, 10/1/2028	250	263
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,049
Rev., 4.00%, 1/15/2032	2,120	2,214
Illinois Finance Authority, The University of Chicago Medical Center Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.60%, 6/9/2023 (b)	1,000	1,000
Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	377
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	121
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	221
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	109
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	68
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	141
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	69
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	42
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	84
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	404
GO, AGM, 4.00%, 5/1/2026	200	204
GO, AGM, 4.00%, 5/1/2028	350	361
GO, AGM, 4.00%, 5/1/2029	2,000	2,068
Maine Township High School District No. 207
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,086
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,144
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,051
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	765
GO, AGM, 4.00%, 4/1/2027	780	802
GO, AGM, 4.00%, 4/1/2028	410	426
GO, AGM, 4.00%, 4/1/2029	240	252
GO, AGM, 4.00%, 4/1/2030	375	395
Peoria Public Building Commission
Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	707
Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,017
Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,301
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,299
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,593
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,023
Series C, Rev., 5.00%, 1/1/2025	4,250	4,347
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,085
State of Illinois
Series D, GO, 5.00%, 11/1/2023	5,000	5,023
Series 2022A, GO, 5.00%, 3/1/2024	500	504
Series 2023D, GO, 5.00%, 7/1/2024	1,000	1,013

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,075
Village of Skokie GO, 5.00%, 12/1/2028	1,550	1,712
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	882
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	262
Total Illinois		96,484
Indiana — 2.5%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,019
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,905
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,002
Indiana Finance Authority, Indiana University Health Obligated Group Series B, Rev., 2.25%, 7/1/2025 (b)	5,000	4,847
Indiana Finance Authority, Indianapolis Power and Light Co. Project
Rev., 0.75%, 4/1/2026 (b)	3,000	2,654
Rev., AMT, 0.95%, 4/1/2026 (b)	4,525	4,039
Series 2021A, Rev., 1.40%, 8/1/2029 (b)	7,000	6,039
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	904
Series DD, Rev., 5.00%, 7/1/2027	10	11
South Bend Community School Corp. Series 2022B, GO, 4.00%, 1/15/2024	720	722
Total Indiana		26,142
Iowa — 1.0%
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 4.14%, 6/8/2023 (c) (f)	10,835	10,820
Kansas — 1.3%
City of Wichita Water and Sewer Utility Series 2016B, Rev., 5.00%, 10/1/2024	200	204
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	310
Rev., 5.00%, 9/1/2026	465	491
Kansas Development Finance Authority, State of Kansas Project
Series 2019F, Rev., 5.00%, 11/1/2024	170	174
Series F, Rev., 4.00%, 11/1/2029	6,820	7,060
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,818
University of Kansas Hospital Authority
Series 2017A, Rev., 5.00%, 3/1/2024 (d)	70	71
Series 2017A, Rev., 5.00%, 3/1/2024	205	207
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	413
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	232
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	348
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	436
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	410
Wyandotte County-Kansas City Unified Government Series 2021A, GO, AGM, 4.00%, 8/1/2024	1,000	1,008
Total Kansas		13,182
Kentucky — 3.0%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	240	241
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2024 (b)	2,500	2,497

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	10,160	10,131
Series 2019C, Rev., 4.00%, 2/1/2028 (b)	6,500	6,443
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (b)	10,500	11,193
Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,325
Total Kentucky		31,830
Louisiana — 2.3%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	365	367
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	407
Series 2018C, Rev., 5.00%, 12/1/2025	915	949
Series 2018C, Rev., 5.00%, 12/1/2026	500	526
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	378
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	639
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	536
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	328
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,039
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 4.21%, 6/8/2023 (c)	10,000	10,001
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2023A, Rev., 5.00%, 10/15/2028	175	193
Series 2023A, Rev., 5.00%, 10/15/2029	175	196
Series 2023A, Rev., 5.00%, 10/15/2030	175	199
Series 2023A, Rev., 5.00%, 10/15/2031	175	201
Series 2023A, Rev., 5.00%, 10/15/2032	225	261
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2025	250	261
Series 2020A, Rev., 5.00%, 4/1/2027	150	161
Series 2020A, Rev., 5.00%, 4/1/2028	165	180
Series 2020A, Rev., 5.00%, 4/1/2029	220	244
Series 2020A, Rev., 5.00%, 4/1/2030	130	146
Series 2020A, Rev., 5.00%, 4/1/2031	150	167
State of Louisiana Gasoline and Fuels Tax Series 2014C, GO, 5.00%, 8/1/2024	150	153
State of Louisiana Gasoline and Fuels Tax, First Lien Series A, Rev., 4.50%, 5/1/2025 (d)	2,000	2,047
Total Louisiana		24,579
Maryland — 0.1%
County of Prince George's Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,108
Massachusetts — 2.8%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	8,452
Massachusetts Bay Transportation Authority Sales Tax Series 2022A, Rev., VRDO, LIQ : TD Bank NA, 3.55%, 6/9/2023 (b)	14,000	14,000
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,083
Series 2020A, Rev., 5.00%, 10/1/2030	660	756
Series 2020A, Rev., 5.00%, 10/1/2031	585	670
Series 2020A, Rev., 5.00%, 10/1/2032	425	486
Series 2020A, Rev., 5.00%, 10/1/2033	450	513
Series 2020A, Rev., 5.00%, 10/1/2034	500	568

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,128
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	533
Rev., 5.00%, 7/1/2026	435	446
Rev., 5.00%, 7/1/2027	420	435
Rev., 5.00%, 7/1/2028	525	549
Total Massachusetts		29,619
Michigan — 1.1%
Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,050
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	669
GO, 5.00%, 4/1/2028	245	267
Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2024	1,400	1,413
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	790
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	577
GO, Q-SBLF, 4.00%, 5/1/2026	885	907
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,130
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,327
Northville Public Schools, School Building and Site
Series II, GO, 5.00%, 5/1/2027	375	402
Series II, GO, 5.00%, 5/1/2028	600	656
Series II, GO, 5.00%, 5/1/2029	250	278
Total Michigan		11,466
Minnesota — 0.5%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	145	147
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	212
Series 2019C, COP, 5.00%, 2/1/2024	295	298
Series 2019B, COP, 5.00%, 2/1/2025	185	189
Series 2019C, COP, 5.00%, 2/1/2025	310	318
Series 2019B, COP, 5.00%, 2/1/2026	195	203
Series 2019C, COP, 5.00%, 2/1/2026	320	333
Series 2019B, COP, 5.00%, 2/1/2027	185	195
Series 2019B, COP, 5.00%, 2/1/2028	175	188
Series 2019C, COP, 5.00%, 2/1/2028	350	376
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	99
Rev., 4.00%, 12/1/2025	185	182
Rev., 4.00%, 12/1/2026	185	182
Rev., 4.00%, 12/1/2027	195	191
Rev., 4.00%, 12/1/2028	240	234
State of Minnesota, State Trunk Highway Bond Series 2013E, GO, 5.00%, 10/1/2024	115	116
University of Minnesota Series 2016A, Rev., 5.00%, 4/1/2024	300	304
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,009
Total Minnesota		4,776

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 1.0%
County of Harrison, Tax-Exempt
Series 2019A, GO, 5.00%, 10/1/2027	800	863
Series 2019A, GO, 5.00%, 10/1/2028	345	377
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,455
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Rev., 3.20%, 9/1/2028	4,000	3,910
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,505
Total Mississippi		10,110
Missouri — 0.5%
City of Kansas City
Series 2022C, Rev., 5.00%, 9/1/2024	100	102
Series 2019A, Rev., 5.00%, 12/1/2024	140	144
City of St. Louis, St. Louis Lambert International Airport Rev., 5.00%, 7/1/2023	1,080	1,081
City of St. Peters
COP, 4.00%, 5/1/2026	705	718
COP, 4.00%, 5/1/2027	730	753
COP, 4.00%, 5/1/2028	760	792
COP, 4.00%, 5/1/2029	760	798
COP, 4.00%, 5/1/2030	545	579
County of Greene, Missouri Capital project Series 2018, COP, 4.00%, 9/1/2024	250	252
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	314
Rev., 4.00%, 12/1/2029	200	211
Total Missouri		5,744
Montana — 0.1%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	519
Nebraska — 1.4%
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (b)	3,000	3,014
Central Plains Energy Project, Gas Project No. 5 Series 1, Rev., 5.00%, 10/1/2029 (b)	10,000	10,407
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	294
COP, 5.00%, 12/15/2027	495	539
COP, 5.00%, 12/15/2028	540	595
Total Nebraska		14,849
Nevada — 0.3%
County of Clark Series 2016, Rev., 5.00%, 7/1/2024	125	127
Nevada Housing Division, Woodcreek Apartments Rev., FHA , 5.00%, 12/1/2024 (b)	2,775	2,808
Total Nevada		2,935
New Hampshire — 0.5%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,090
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	2,880	2,967
Total New Hampshire		5,057
New Jersey — 5.7%
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,063

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	810
New Jersey Economic Development Authority, School Facilities Construction
Series 2023RRR, Rev., 5.00%, 3/1/2025	3,250	3,319
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,544
Series 2024SSS, Rev., 5.00%, 6/15/2026 (e)	2,320	2,362
Series DDD, Rev., 5.00%, 6/15/2026	1,840	1,922
Series 2021QQQ, Rev., 5.00%, 6/15/2027	435	461
Series 2021QQQ, Rev., 5.00%, 6/15/2028	400	430
Series 2021QQQ, Rev., 5.00%, 6/15/2029	500	546
Series 2021QQQ, Rev., 5.00%, 6/15/2030	275	304
Series 2021QQQ, Rev., 5.00%, 6/15/2031	500	555
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	187
Series 2020A, Rev., 5.00%, 7/1/2028	200	218
Series 2020A, Rev., 5.00%, 7/1/2029	270	299
Series 2020A, Rev., 5.00%, 7/1/2030	415	460
Series 2020A, Rev., 5.00%, 7/1/2032	725	801
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,136
Series A, Rev., 5.00%, 6/15/2029	5,350	5,593
Series A, Rev., 5.00%, 6/15/2031	4,750	4,952
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,259
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	6,323
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,468
State of New Jersey Series 2020A, GO, 5.00%, 6/1/2026	7,455	7,839
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	3,872
Township of Stafford Series 2016, GO, 4.00%, 8/1/2024	250	252
Total New Jersey		59,975
New Mexico — 0.6%
Albuquerque Municipal School District No. 12, School Building Series 2023B, GO, 5.00%, 8/1/2024	590	600
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,516
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,121
GO, 5.00%, 8/1/2025	500	519
GO, 5.00%, 8/1/2026	650	687
Total New Mexico		6,443
New York — 9.0%
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	557
City of New York, Fiscal Year 2020
Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,542
Subseries B-1, GO, 5.00%, 10/1/2032	1,375	1,539
County of Monroe
GO, 5.00%, 6/1/2028	350	386
GO, 5.00%, 6/1/2029	400	450

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2028	640	714
GO, 4.00%, 12/1/2029	670	712
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025	500	520
Rev., 5.00%, 9/1/2027	500	543
Rev., 5.00%, 9/1/2028	750	810
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	387
Metropolitan Transportation Authority Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,050
Metropolitan Transportation Authority, Dedicated Tax Fund Subseries 2017B-2, Rev., 4.00%, 11/15/2032	4,000	4,107
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	801
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 4.00%, 1/1/2032	1,000	1,040
New York City Industrial Development Agency, Yankee Stadium Project
Rev., AGM, 5.00%, 3/1/2028	1,000	1,070
Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,762
Rev., AGM, 4.00%, 3/1/2031	2,500	2,567
Rev., AGM, 4.00%, 3/1/2032	1,500	1,537
New York City Municipal Water Finance Authority Series 2021CC-2, Rev., 5.00%, 6/15/2028	3,410	3,621
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,182
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,060
Series 1, Rev., 4.00%, 7/1/2031	4,255	4,437
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,199
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2015A, Rev., 5.00%, 7/1/2024 (d)	75	76
Series 2015A, Rev., 5.00%, 7/1/2024	1,025	1,037
New York State Dormitory Authority, Personal Income Tax Series 2017B, Rev., 5.00%, 2/15/2030	1,750	1,895
New York State Dormitory Authority, School Districts Bond Financing Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,536
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	475	498
Series 2021A, Rev., 4.00%, 7/1/2030	550	581
Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,382
Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,162
Series 2021A, Rev., 4.00%, 7/1/2033	1,000	1,048
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	6,805
New York State Urban Development Corp., Personal Income Tax
Series 2017A, Rev., 5.00%, 3/15/2030	1,450	1,554
Series 2022A, Rev., 5.00%, 9/15/2032	5,000	5,891
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 3/15/2024 (d)	1,210	1,226
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2027	800	848
Rev., 5.00%, 12/1/2028	500	538
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	278
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	282

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	409
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,425
Syracuse Industrial Development Agency, School District Project Series 2018A, Rev., 5.00%, 5/1/2033	1,245	1,305
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	827
GO, 4.00%, 11/1/2027	675	706
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2021A-2, Rev., 2.00%, 5/15/2028 (b)	10,000	9,073
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2020A, Rev., 5.00%, 12/1/2031	3,800	4,284
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,575
Total New York		94,834
North Carolina — 1.5%
City of Charlotte Series 2014A, Rev., 5.00%, 7/1/2024	100	102
City of Winston-Salem, Limited Tax Series A-1, Rev., 5.00%, 6/1/2024	1,300	1,322
County of Mecklenburg Series 2015A, Rev., 5.00%, 10/1/2024	250	256
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,399
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	447
Total North Carolina		15,526
Ohio — 1.0%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	156
Series 2018A, Rev., 5.00%, 10/1/2027	250	271
Series 2018A, Rev., 5.00%, 10/1/2028	250	273
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,747
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	204
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,427
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	249
Rev., 5.00%, 12/1/2026	625	625
Rev., 5.00%, 12/1/2029	800	805
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023A, Rev., 5.00%, 12/1/2024	3,000	3,079
Total Ohio		10,836
Oklahoma — 3.1%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	401
Rev., 4.00%, 12/1/2029	415	435
Rev., 4.00%, 12/1/2030	435	456
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	373
Rev., 5.00%, 9/1/2026	820	847
Rev., 5.00%, 9/1/2027	1,250	1,302
Cleveland County Educational Facilities Authority, Moore Public Schools Poject
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,109
Series 2021, Rev., 4.00%, 6/1/2028	2,200	2,261
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,147
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2025	700	708

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	403
Rev., 5.00%, 9/1/2029	1,175	1,260
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	312
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	903
Rev., 5.00%, 9/1/2025	850	868
Rev., 5.00%, 9/1/2026	1,800	1,851
Rev., 5.00%, 9/1/2027	480	499
Series 2019, Rev., 4.00%, 9/1/2029	3,010	2,996
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2023	355	357
Rev., 5.00%, 10/1/2025	1,000	1,035
Oklahoma State University Series 2021A, Rev., 5.00%, 9/1/2024	255	261
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2027	125	128
Rev., 4.00%, 12/1/2028	175	180
University of Oklahoma (The), Tax Exempt
Series 2020B, Rev., 5.00%, 7/1/2028	455	495
Series 2020B, Rev., 5.00%, 7/1/2029	480	530
Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,224
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	631
Rev., 4.00%, 9/1/2027	725	740
Rev., 4.00%, 9/1/2028	300	308
Total Oklahoma		32,020
Oregon — 0.3%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	40
Multnomah County School District No. 1 Portland Series 2023, GO, 5.00%, 6/15/2024	400	407
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,001
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,623
Total Oregon		3,071
Pennsylvania — 7.0%
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2024	175	176
Rev., AGM, 4.00%, 12/1/2025	150	153
Rev., AGM, 4.00%, 12/1/2026	100	103
Rev., AGM, 4.00%, 12/1/2027	125	130
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	263
Series 2020A, Rev., 5.00%, 9/1/2027	200	214
Series 2020A, Rev., 5.00%, 9/1/2028	175	191
Series 2020A, Rev., 5.00%, 9/1/2029	175	194
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	378
Commonwealth of Pennsylvania Series 2016-2, GO, 5.00%, 1/15/2025	630	648

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,522
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,550
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,584
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	766
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,608
Series 2019A, GO, 4.00%, 10/1/2028	920	949
County of Westmoreland Series 2019A, GO, 5.00%, 8/15/2028	3,000	3,281
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,447
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	386
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,015
Montgomery County Industrial Development Authority Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,286
Panther Valley School District
GO, 2.00%, 10/15/2026	750	694
GO, 2.00%, 10/15/2027	680	619
GO, 2.00%, 10/15/2028	300	269
GO, 2.00%, 10/15/2029	300	265
Penn Hills School District
GO, 5.00%, 10/1/2027	3,585	3,810
GO, 5.00%, 10/1/2028	3,585	3,873
GO, 5.00%, 10/1/2029	3,815	4,186
Pennsylvania Turnpike Commission Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 4.16%, 6/8/2023 (c)	13,000	12,997
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,070
Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2023	270	271
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	388
GO, 5.00%, 10/1/2029	425	480
GO, 5.00%, 10/1/2030	250	286
School District of Philadelphia (The)
Series 2021A, GO, 5.00%, 9/1/2023	1,190	1,193
Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,286
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	681
Rev., 5.00%, 6/1/2029	3,115	3,472
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	116
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2029	2,750	3,034
Rev., AGM, 5.00%, 2/1/2030	2,925	3,249
Rev., AGM, 5.00%, 2/1/2031	4,750	5,278
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,666
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	593
Series 2019B, GO, 4.00%, 10/1/2029	420	434
Total Pennsylvania		73,054

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., Public School Financing Program
Series 2021F, Rev., 4.00%, 5/15/2027	1,200	1,230
Series 2021F, Rev., 4.00%, 5/15/2028	1,650	1,704
Total Rhode Island		2,934
Tennessee — 2.2%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	125	128
City of Jackson Series 2019, GO, 5.00%, 6/1/2024	115	117
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,204
Johnson City Health and Educational Facilities Board, Ballad Health
Series 2023A, Rev., 5.00%, 7/1/2024	625	633
Series 2023A, Rev., 5.00%, 7/1/2025	760	779
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (b)	10,000	9,440
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	10,000	10,347
Total Tennessee		22,648
Texas — 5.6%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,080
Alief Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2024	125	126
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,024
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	264
Series 2018C, Rev., 5.00%, 8/1/2027	200	215
Series 2018C, Rev., 5.00%, 8/1/2029	325	351
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	599
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,139
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	606
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	654
City of Corpus Christi Utility System,Junior Lien Rev., 5.00%, 7/15/2024	110	112
City of Denton GO, 5.00%, 2/15/2025	270	278
City of El Paso
Series 2023, GO, 5.00%, 8/15/2024 (e)	1,030	1,048
Series 2023, GO, 5.00%, 8/15/2025	1,080	1,118
City of Galveston GO, 4.00%, 5/1/2024	635	638
City of Garland Series 2023, GO, 5.00%, 2/15/2024	1,155	1,168
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,078
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,195	1,232
City of Lubbock Electric Light & Power System Series 2022, Rev., AGM, 5.00%, 4/15/2024	770	779
City of Pearland Series 2017, GO, 5.00%, 3/1/2025	125	129
Colorado River Municipal Water District Series 2021, Rev., 5.00%, 1/1/2024	100	101
Conroe Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2025	500	515
County of Bexar Series 2015, Rev., AGM, 4.00%, 8/15/2024 (d)	215	217
County of Fort Bend Series B, GO, 5.00%, 3/1/2024	225	228
Cypress-Fairbanks Independent School District GO, PSF-GTD, 5.00%, 2/15/2033	2,040	2,376
Eagle Mountain & Saginaw Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024	100	102
Elgin Independent School District Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,199

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,336
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,957
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2025	530	521
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,457
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,520
Humble Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2033	1,655	1,927
Huntsville Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2034	1,340	1,538
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	260
Series 2017A, Rev., 5.00%, 10/15/2029	500	519
Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	290
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	543
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2023 (d)	750	752
GO, PSF-GTD, 5.00%, 8/15/2026	750	752
GO, PSF-GTD, 5.00%, 8/15/2027	650	652
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,527
Odessa Junior College District, Consolidated Fund
Rev., AGM, 4.00%, 7/1/2023	50	50
Rev., AGM, 4.00%, 7/1/2025	440	446
Rev., AGM, 4.00%, 7/1/2026	300	307
Rev., AGM, 4.00%, 7/1/2027	430	444
Pasadena Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,011
Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,475
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	599
Southwest Higher Education Authority, Inc., Southern Methodist University Project Rev., 5.00%, 10/1/2023	400	402
Spring Branch Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/1/2024	510	516
State of Texas Series 2014, GO, 5.00%, 4/1/2024 (d)	11,720	11,877
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,100	1,143
Tyler Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2024	150	152
West Travis County Public Utility Agency
Rev., 5.00%, 8/15/2023	325	326
Rev., 5.00%, 8/15/2027	350	375
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2030	800	846
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,057
Ysleta Independent School District Series 2020, GO, PSF-GTD, 5.00%, 8/15/2024	150	153
Total Texas		59,106
Utah — 0.9%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	6,880	6,903
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	501
Rev., AGM, 5.00%, 2/1/2025	250	256

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Rev., AGM, 5.00%, 2/1/2027	720	763
Rev., AGM, 5.00%, 2/1/2029	1,070	1,125
Total Utah		9,548
Virginia — 1.0%
Chesapeake Bay Bridge and Tunnel District General Resolution Series 2019, Rev., BAN, 5.00%, 11/1/2023	8,355	8,391
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,068
Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,315
Total Virginia		10,774
Washington — 2.5%
Energy Northwest Series 2018C, Rev., 5.00%, 7/1/2024	125	127
Energy Northwest, Columbia Generating Series 2017A, Rev., 5.00%, 7/1/2024	185	188
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	523
State of Washington Series 2014D, GO, 5.00%, 2/1/2024	150	152
University of Washington Series 2022C, Rev., 4.00%, 8/1/2027 (b)	7,900	8,089
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (b)	17,000	17,493
Total Washington		26,572
Wisconsin — 2.2%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	217
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,221
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,574
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,484
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2025	1,790	1,855
Series 2021A, Rev., 5.00%, 7/1/2029	1,970	2,214
Wisconsin Health and Educational Facilities Authority, Advocate Health and Hospital Corp. Series 2018B-2, Rev., 5.00%, 6/24/2026 (b)	3,500	3,655
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	336
Total Wisconsin		22,556
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (d)	1,000	1,064
Total Municipal Bonds (Cost $1,059,452)		1,019,886
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.64%, 6/25/2032 (b)(Cost $26)	26	26

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (g) (h) (Cost $26,653)	26,652	26,655
Total Investments — 99.8% (Cost $1,086,131)		1,046,567
Other Assets Less Liabilities — 0.2%		2,139
NET ASSETS — 100.0%		1,048,706

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2023.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$26	$—	$26
Municipal Bonds	—	1,019,886	—	1,019,886
Short-Term Investments
Investment Companies	26,655	—	—	26,655
Total Investments in Securities	$26,655	$1,019,912	$—	$1,046,567

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$70,373	$63,069	$106,787	$— (c)	$— (c)	$26,655	26,652	$495	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.